CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Revenues	¥ 32,944,156	$ 4,852,150	¥ 19,349,160
Cost of revenues	(7,752,517)	(1,141,823)	(4,301,341)
Gross profit	25,191,639	3,710,327	15,047,819
Sales and marketing expenses	(26,482,073)	(3,900,388)	(17,901,713)
General and administrative expenses	(1,101,727)	(162,267)	(951,030)
Research and development expenses	(4,940,392)	(727,641)	(2,597,983)
Total operating expenses	(32,524,192)	(4,790,296)	(21,450,726)
Operating loss	(7,332,553)	(1,079,969)	(6,402,907)
Interest and investment income, net	1,783,971	262,751	1,069,285
Interest expense	(479,190)	(70,577)	(6,150)
Foreign exchange gain	76,191	11,222	76,416
Other income, net	112,553	16,577	55,608
Loss before income tax	(5,839,028)	(859,996)	(5,207,748)
Share of results of equity investees , net of tax	35,642	5,249	(8,218)
Income tax expenses	0	0	0
Net loss	(5,803,386)	(854,747)	(5,215,966)
Net loss attributable to ordinary shareholders	¥ (5,803,386)	$ (854,747)	¥ (5,215,966)
Loss per share:
Basic | (per share)	¥ (1.22)	$ (0.18)	¥ (1.13)
Diluted | (per share)	¥ (1.22)	$ (0.18)	¥ (1.13)
Shares used in loss per share computation
Basic	4,739,382	4,739,382	4,619,623
Diluted	4,739,382	4,739,382	4,619,623
Other comprehensive income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	¥ (914,927)	$ (134,754)	¥ 768,892
Comprehensive loss	(6,718,313)	(989,501)	(4,447,074)
Costs of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	22,368	3,294	16,579
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	816,672	120,283	623,508
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	714,515	105,237	562,118
Research and development
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 1,126,258	$ 165,880	¥ 556,829